INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES - Schedule of impairment loss and recoverability test of investments in affiliates with significant influence (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Recoverable value		R$ 10,678,566	R$ 17,611,369
Impairment in associate		R$ (4,672,396)
Vale SA [Member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Quantity held by Cosan on December 31, 2024	[1]	177,342,515
Affiliates with significant influence [member] | Vale SA [Member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Quantity held by Cosan on December 31, 2024		177,342,515
Recoverable value		R$ 9,112,136
Book value		13,784,532
Impairment in associate		R$ (4,672,396)

[1]	In April 2024, Cosan sold 33,524,185 Vale shares, reducing its stake by 0.78%. The figure of 4.15% refers to the percentage holding, excluding treasury shares, for calculating equity equivalence and receiving dividends.